Financial Risk Management	12 Months Ended
Jul. 31, 2019
Financial Risk Management
Financial Risk Management

12.	Financial Risk Management

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board approves and monitors the risk management processes, inclusive of documented investment policies, counterparty limits, and controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows:

(a)	Credit risk

Credit risk is the risk of potential loss to the Company if the counterparty to a financial instrument fails to meet its contractual obligations. The Company’s credit risk is primarily attributable to its liquid financial assets including cash and amounts receivable. The Company limits its exposure to credit risk on liquid financial assets by only investing its cash with high-credit quality financial institutions in business and savings accounts. Receivables are due primarily from a government agency.

The carrying value of the Company’s cash and amounts receivable represent the maximum exposure to credit risk.

(b)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations when they become due. The Company does not have sufficient capital in order to meet short-term business requirements, and accordingly is exposed to liquidity risk.

The following obligations existed at July 31, 2019:

	Total	Less than 1 year	1-5 years
Amounts payable and other liabilities	$2,062	$2,062	$–
Due to related parties (note 7)	2,972,945	2,972,945	–
Loan payable	101,209	101,209	–
Total	$3,076,216	$3,076,216	$–

The following obligations existed at July 31, 2018:

	Total	Less than 1 year	1-5 years
Due to related parties (note 7)	$2,916,973	$2,916,973	$–
Total	$2,916,973	$2,916,973	$–

(c)	Interest rate risk

The Company’s exposure to interest rate risk arises from the interest rate impact on cash. The Company’s practice has been to invest cash at floating rates of interest, in order to maintain liquidity, while achieving a satisfactory return for shareholders. There is minimal risk that the Company would recognize any loss because of a decrease in the fair value of any demand bank investment certificates included in cash as they are generally held with large financial institutions.

The Company from time to time has debt instruments and is exposed to risk in the event of interest rate fluctuations. The Company has not entered into any interest rate swaps or other financial arrangements that mitigate the exposure to interest rate fluctuations.

(d)	Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Company’s income or the value of its holdings of financial instruments. The Company is not subject to significant market risk.

(e)	Capital management objectives

The Company’s primary objectives when managing capital are to safeguard the Company’s ability to continue as a going concern, so that it can continue to potentially provide returns for shareholders, and to have sufficient liquidity available to fund ongoing expenditures and suitable business opportunities as they arise.

The Company considers the components of shareholders’ deficiency as capital. The Company manages its capital structure and adjusts it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company may issue equity, sell assets, or return capital to shareholders as well as issue or repay debt.

The Company’s investment policy is to invest its cash in highly liquid short–term interest–bearing investments having maturity dates of three months or less from the date of acquisition and that are readily convertible to known amounts of cash.

There were no changes to the Company’s approach to capital management during the year ended July 31, 2019.

The Company is not subject to any externally imposed equity requirements.